GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 31, 2021	Aug. 30, 2021
Indefinite-lived Intangible Assets [Line Items]
Goodwill acquired	$ 9,681,548	$ 6,479,218	$ 6,479,218
Gross Amount				$ 6,453,750		$ 6,453,750		$ 1,100,000
Accumulated Amortization				(911,544)		(911,544)		(320,833)
Carrying Value-Amortized				5,542,206		5,542,206		779,167
Indefinite-lived				17,690,670		17,690,670		7,815,500
Intangible Assets, Net (Excluding Goodwill), Total				16,779,126		16,779,126		7,494,667
Amortization expense				355,808	$ 91,667	590,711	$ 229,167	320,833
Goodwill				17,771,031		17,771,031		6,479,218
Impairment loss of indefinite-lived intangible assets								784,500
State side [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill									$ 1,610,265	$ 1,610,265
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Gross Amount				6,453,750		6,453,750		1,100,000
Accumulated Amortization				(911,544)		(911,544)		(320,833)
Carrying Value-Amortized				5,542,206		5,542,206		779,167
Brand name
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived				11,236,920		11,236,920		6,715,500
Intangible Assets, Net (Excluding Goodwill), Total				$ 11,236,920		11,236,920		$ 6,715,500
Impairment loss of indefinite-lived intangible assets						$ 784,500	$ 784,500